                                                      1933 Act File No. 2-87072
                                                      1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                    [ ]
                                     -----
         Post-Effective Amendment No. 21                                [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 21                                               [x]


                           SENTRY VARIABLE ACCOUNT II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                          SENTRY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
--------------------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                            Telephone (715) 346-6000
--------------------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)

                               William M. O'Reilly
                          Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on January 7, 2000, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                    , pursuant to paragraph (a)(1) of Rule 485
       --------------------


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)


Item No.                                          Location
--------                                          --------

                                  PART A

  1     Cover Page  ............................  Cover Page

  2     Definitions  ...........................  Definitions

  3     Synopsis ...............................  Summary

  4     Condensed Financial Information  .......  Condensed Financial
                                                  Information

  5     General Description of Registrant,
        Depositor, and Portfolio Companies .....  The Company; The Variable
                                                  Account; T. Rowe Price
                                                  Fixed Income Series, Inc.,
                                                  T. Rowe Price Equity
                                                  Series, Inc., and Janus
                                                  Aspen Series

  6     Deductions and Expenses ................  Charges and Deductions

  7     General Description of Variable
        Annuity Contracts  .....................  The Contract

  8     Annuity Period  ........................  Annuity Provisions

  9     Death Benefit  .........................  The Contract; Annuity
                                                  Provisions

 10     Purchases and Contract Value ...........  Purchases and Contract Value

 11     Redemptions  ...........................  Purchases and Contract Value

 12     Taxes  .................................  Federal Tax Status

 13     Legal Proceedings  .....................  Legal Proceedings

 14     Table of Contents of the Statement
        of Additional Information ..............  Table of Contents of the
                                                  Statement of Additional
                                                  Information

                                  PART B

 15     Cover Page  ............................  Cover Page

 16     Table of Contents  .....................  Table of Contents

 17     General Information and History ........  The Company

 18     Services  ..............................  Not Applicable

 19     Purchase of Securities Being Offered ...  Not Applicable

 20     Underwriters  ..........................  Distribution of The Contract

 21     Calculation of Performance Data ........  Yield Calculation for T. Rowe
                                                  Price Prime Reserve Subaccount

 22     Annuity Payments  ......................  Amount of Annuity Payments

 23     Financial Statements ...................  Financial Statements

                                  PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

                         SENTRY LIFE INSURANCE COMPANY

     HOME OFFICE:                       ANNUITY SERVICE OFFICE:
          1800 NORTH POINT DRIVE          P.O. BOX 867
          STEVENS POINT, WI 54481         STEVENS POINT, WI 54481
                                          TELEPHONE: (800) 533-7827

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                      AND
                         SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series. Through the Variable Account, you may invest in the following
Portfolios:

     T. Rowe Price Fixed Income Series, Inc.           T. Rowe Price Equity Series, Inc.
     ---------------------------------------           ---------------------------------
     -    T. Rowe Price Prime Reserve Portfolio        -    T. Rowe Price Personal Strategy Balanced Portfolio
     -    T. Rowe Price Limited-Term Bond Portfolio

                               Janus Aspen Series
                               ------------------
                               -   Aggressive Growth Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

THE CONTRACT:

     -    IS NOT A BANK DEPOSIT
     -    IS NOT FEDERALLY INSURED
     -    IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
     -    IS NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated January 7, 2000, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 28 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED JANUARY 7, 2000.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Definitions ................................................    4
Summary ....................................................    5
Fee Table ..................................................    6
Condensed Financial Information ............................    8
Performance Information ....................................    8
Financial Statements .......................................    9
The Company ................................................    9
The Variable Account .......................................    9
T. Rowe Price Fixed Income Series, Inc. ....................    9
T. Rowe Price Equity Series, Inc. ..........................    9
Janus Aspen Series .........................................    9
Variable Account Voting Rights .............................   11
Substitution of Securities .................................   11
Charges and Deductions .....................................   11
  Contingent Deferred Sales Charge .........................   11
  Reduction or Elimination of Contingent Deferred Sales
    Charge..................................................   13
  Deduction for Mortality and Expense Risk Premium .........   13
  Deduction for Contract Maintenance Charge ................   13
  Deduction for Premium Taxes and Other Taxes ..............   14
  Other Expenses ...........................................   14
The Contract ...............................................   14
  Transfers ................................................   14
  Telephone Transfers ......................................   15
  No Default ...............................................   15
  Modification of the Contract .............................   15
  Contract Value ...........................................   15
  Ownership ................................................   16
  Assignment ...............................................   16
  Beneficiary ..............................................   16
Annuity Provisions .........................................   17
  Income Date and Settlement Option ........................   17
  Changing the Income Date .................................   17
  Changing the Settlement Option ...........................   17
  Settlement Options .......................................   17
  Mortality and Expense Guarantee ..........................   18
  Frequency of Annuity Payments ............................   18
  Amount of Annuity Payments ...............................   18
  Additional Provisions ....................................   18
Death Benefit ..............................................   19
  Death of the Annuitant ...................................   19
  Death of the Contract Owner ..............................   19

                                                                                          PAGE
                                                                                          ----
Purchases and Contract Value ............................................................   19
  Change in Purchase Payments ...........................................................   20
  Allocation of Purchase Payments .......................................................   20
  Accumulation Units ....................................................................   20
  Distribution of Contract ..............................................................   21
Surrenders ..............................................................................   21
  Limitations on Withdrawals from 403(b) Annuities ......................................   21
  Texas Optional Retirement Program .....................................................   22
Federal Tax Status ......................................................................   22
  General ...............................................................................   22
  Diversification .......................................................................   23
  Contract Owner Control of Investments .................................................   23
  Multiple Contracts ....................................................................   23
  Owner Other than Natural Person .......................................................   24
  Tax Treatment of Assignments ..........................................................   24
  Income Tax Withholding ................................................................   24
  Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts ......   24
  Qualified Plans .......................................................................   25
  Tax Treatment of Withdrawals - Qualified Contracts ....................................   26
  Tax Sheltered Annuities - Withdrawal Limitations ......................................   27
  Section 457 - Deferred Compensation Plans .............................................   27
Legal Proceedings .......................................................................   28
Table of Contents of Statement of Additional Information ................................   28

                                  DEFINITIONS

Following are definitions of terms used in this Prospectus.

ACCUMULATION UNIT        An accounting unit representing a share of
                         ownership in the Variable Account during the years before annuity payments begin.

ANNUITANT                The person upon whose continuation of life any annuity
                         payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

ANNUITY UNIT             An accounting unit of measure used to calculate
                         annuity payments during the income phase of the Contract.

CODE                     Internal Revenue Code of 1986, as amended.

COMPANY Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point, WI 54481.

CONTINGENT OWNER         The Contingent Owner, if any, of the Contract
                         must be the spouse of the Contract Owner named on the application.

CONTRACT ANNIVERSARY     The same month and day each year calculated
                         from the date the Contract was first issued.

CONTRACT OWNER           The Contract Owner is named on the application,
                         unless changed, and has all rights under the Contract.

CONTRACT VALUE           The dollar value of all amounts accumulated under
                         the Contract as calculated on any valuation date.

CONTRACT YEAR            A 12-month period beginning with the Contract
                         issue date and each Contract anniversary date thereafter.

MUTUAL FUND              A Mutual Fund designated as an investment option
                         for the Variable Account.

INCOME DATE              The date on which annuity payments begin.

NON-QUALIFIED            A contract issued under a non-qualified plan.
CONTRACT                 This means that the contract does not receive favorable
                         tax treatment under Sections 401, 403, 408 or 457 of the Code.

PORTFOLIO                A segment of a Mutual Fund made up of a separate and
                         distinct class of shares.

QUALIFIED CONTRACT       A contract that is issued under a tax-qualified plan.
                         A qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

SUBACCOUNT               A segment of the Variable Account that invests in a
                         Mutual Fund or Portfolio.

VALUATION DATE           The date on which the Company determines the value
                         of the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's
                         Day, Good Friday, Memorial Day, Independence Day, Labor
                         Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD         The period beginning at the close of business on
                         the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT         Sentry Variable Account II, a separate
                         investment account of Sentry Life Insurance Company into which you can allocate your net purchase payments.
                         The Variable Account is divided into Subaccounts.

                                    SUMMARY
THE CONTRACT
The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the Contract Values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

THE VARIABLE ACCOUNT
You can allocate purchase payments to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series at their net asset value. As the Contract Owner, you bear the investment risk for the purchase payments you select to be allocated to the Variable Account.

TEN-DAY FREE LOOK
Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your purchase payments.

CHARGES AND DEDUCTIONS
CONTINGENT DEFERRED SALES CHARGE. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

MORTALITY AND EXPENSE RISK PREMIUM. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

CONTRACT MAINTENANCE CHARGE. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

PREMIUM TAXES. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

TAXES
Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

     -   Contingent Deferred Sales Charge (as a percentage of purchase payments)

          TIME BETWEEN WHEN PURCHASE
          PAYMENT IS MADE AND DATE OF SURRENDER         PERCENTAGE
          -------------------------------------         ----------
          Less than 1 year ................................ 6%
          At least 1 year, but less than 2 years .......... 5%
          At least 2 years, but less than 3 years ......... 4%
          At least 3 years, but less than 4 years ......... 3%
          At least 4 years, but less than 5 years ......... 2%
          At least 5 years, but less than 6 years ......... 1%
          At least 6 years ................................ 0%

CONTRACT MAINTENANCE CHARGE

     -    $30 per year

VARIABLE ACCOUNT ANNUAL EXPENSES

     -    Mortality and Expense Risk Premium - 1.20% of daily net asset value

ANNUAL EXPENSES OF T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES (as a percentage of the average daily net assets of a Portfolio)

                                              INVESTMENT MANAGEMENT    OTHER      TOTAL ANNUAL
PORTFOLIO                                    AND ADMINISTRATION FEES  EXPENSES      EXPENSES
---------                                    -----------------------  --------      --------
T. ROWE PRICE FIXED INCOME SERIES, INC.
     -    T. Rowe Price Prime Reserve                  0.55%            0.00%        0.55%
     -    T. Rowe Price Limited-Term Bond              0.70%            0.00%        0.70%
T. ROWE PRICE EQUITY SERIES, INC.
     -    T. Rowe Price Personal Strategy Balanced     0.90%            0.00%        0.90%
JANUS ASPEN SERIES
     -    Aggressive Growth                            0.72%            0.03%        0.75%

Portfolios of T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolio. The Portfolios calculate and accrue the fees daily. The Investment Management and Administrative Fee for the Janus Aspen Series are separate from related fees.

EXAMPLES

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

     (a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.

     (b) shows the amounts that you would pay if you do not surrender the Contract.

                                                   TIME PERIODS
                                         1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                         ------  -------  ------- --------
T. Rowe Price                           (a) $73    $100     $130    $257
Prime Reserve Portfolio                 (b) $23    $ 70     $120    $257
T. Rowe Price                           (a) $71    $ 94     $119    $232
Limited-Term Bond Portfolio             (b) $21    $ 64     $109    $232
T. Rowe Price                           (a) $73    $101     $132    $259
Personal Strategy Balanced Portfolio    (b) $23    $ 71     $122    $259
Aggressive Growth Portfolio             (a) $72    $ 97     $125    $245
                                        (b) $22    $ 67     $115    $245


                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Portfolios.

2.   Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements (except the September 30, 1999, unaudited financial statements) have been audited by PricewaterhouseCoopers, LLP, independent accountant, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust (the "Substitution") as follows:

From these Portfolios:             Into these Portfolios
AMT Liquid Asset Portfolio         T. Rowe Price Prime Reserve Portfolio
AMT Limited Maturity Portfolio     T. Rowe Price Limited-Term Bond Portfolio
AMT Balanced Portfolio             T.Rowe Price Personal Strategy Balanced Portfolio
AMT Growth Portfolio               Janus Aspen Series - Aggressive Growth Portfolio

Therefore, as a result of the Substitution, the Subaccounts provided in the table below no longer exist as of the date of this Prospectus.

                         PERIOD ENDED                                      YEAR ENDED
                           9/30/99    1998     1997     1996     1995      1994      1993      1992      1991      1990     1989
LIQUID ASSET SUBACCOUNT
Beginning of Period        $17.954   $17.361  $16.779  $16.247  $15.653   $15.311   $15.127   $14.825   $14.207   $13.368   $12.459
End of Period               18.342    17.954   17.361   16.779   16.247    15.653    15.311    15.127    14.825    14.207    13.368
Number of Accum.
 Units Outstanding         165,204   140,566  115,558  145,387  162,165   217,211   270,994   414,153   544,747   646,044   502,722
GROWTH SUBACCOUNT
Beginning of Period        $57.716   $50.557  $39.662  $36.783  $28.257   $30.098   $28.524   $26.357   $20.558   $22.662   $17.711
End of Period               57.886    57.716   50.557   39.662   36.783    28.257    30.098    28.524    26.357    20.558    22.662
Number of Accum.
 Units Outstanding         724,948   750,025  780,148  847,224  938,909 1,049,256 1,156,057 1,231,668 1,363,149 1,375,719 1,503,684
LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period        $25.048   $24.284  $23.024  $22.342  $20.381   $20.653   $19.607   $18.867   $17.147   $16.026   $14.639
End of Period               25.096    25.048   24.284   23.024   22.342    20.381    20.653    19.607    18.867    17.147    16.026
Number of Accum.
 Units Outstanding         213,443   238,960  258,942  317,877  384,749   460,025   527,775   624,082   696,573   765,968   837,082
BALANCED SUBACCOUNT
Beginning of Period        $22.613   $20.399  $17.283  $16.367  $13.382   $14.010   $13.323   $12.480   $10.288   $10.000      *
End of Period               22.653    22.613   20.399   17.283   16.367    13.382    14.010    13.323    12.480    10.288      *
Number of Accum.
 Units Outstanding         507,488   499,567  482,578  519,312  550,216   618,542    654,95   565,977   284,777   164,053      *

* No Accumulation Unit Values for this period. Sales of the Contract in connection with this Portfolio commenced on September 17, 1990.

                            PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                  THE COMPANY

The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in the District of Columbia and all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                    T. ROWE PRICE FIXED INCOME SERIES, INC.,
           T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES

On November 17, 1999, the Securities and Exchange Commission issued an order approving the substitution of shares of certain Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series for shares of the Portfolios of Neuberger Berman Advisers Management Trust held by the Variable Account to fund variable annuity contracts issued by the Company as follows:

   1. shares of the T. Rowe Price Prime Reserve Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Liquid Asset Portfolio;

   2. shares of the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Limited Maturity Bond Portfolio;

   3. shares of the T. Rowe Price Personal Strategy Balanced Portfolio of
      T. Rowe Price Equity Series, Inc. for shares of Neuberger Berman AMT Balanced Portfolio; and

   4. shares of the Aggressive Growth Portfolio of Janus Aspen Series for shares of Neuberger Berman AMT Growth Portfolio.

Each Subaccount invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. or Janus Aspen Series (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insuance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series,
Inc. are diversified open-end management investment companies of the series type. Both are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser to each of the Portfolios. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

     T.Rowe Price Prime Reserve Portfolio. The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S. dollar-denominated money market securities.

     T.Rowe Price Limited-Term Bond Portfolio. The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

     T.Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers 11 Portfolios, one of which, the Aggressive Growth Portfolio, is currently offered in connection with the Contract.

Janus Capital, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolio and other business affairs.

Janus Capital is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objective of Janus Aspen Series Aggressive
Growth Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in the Portfolio's prospectus, including the risks associated with the investments and the investment techniques of the Portfolio.

     Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks long-term growth of capital through a non-diversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. The Aggressive Growth Portfolio normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series (collectively, the "Funds") shares. However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Funds held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                           SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sale expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge

     -- purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

     -- in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by

(1)  allocating purchase payments to the amount surrendered; and

(2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and

(3)  adding the products of each multiplication in (2) above.

                 TIME BETWEEN WHEN PURCHASE
         PAYMENT IS MADE AND DATE OF SURRENDER                        PERCENTAGE
         -------------------------------------                        ----------
         Less than 1 year..........................................      6%
         At least 1 year, but less than 2 years....................      5%
         At least 2 years, but less than 3 years...................      4%
         At least 3 years, but less than 4 years...................      3%
         At least 4 years, but less than 5 years...................      2%
         At least 5 years, but less than 6 years...................      1%
         At least 6 years..........................................      0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

Example: Amount requested:                                            $1,000
         Assume 5% contingent deferred sales charge:                  $   50
         Total amount withdrawn from Contract Value:                  $1,050
         Amount you receive:                                          $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

Example: Amount requested:                                            $1,000
         Assume 5% contingent deferred sales charge:                  $   50
         Total amount withdrawn from Contract Value:                  $1,000
         Amount you receive:                                          $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

-- After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

-- When purchase payments that have been held by the Company for more than six years are being withdrawn.

-- When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

--   At the Company's option pursuant to its current guidelines or procedures.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

     (1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

     (2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

     (4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

     -- The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

     -- Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

     -- If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

     -- The contract maintenance charge will be deducted whether or not you are making purchase payments.

     --   The Company does not profit from the contract maintenance charge.

DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

TRANSFERS

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:

(1)  Requests for transfers must be in writing and must clearly state:

     --   the amount to be transferred; and
     -- the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) Prior to the Income Date, you may make transfers from the T. Rowe Price Prime Reserve Portfolio and/or the T. Rowe Price Limited-Bond Portfolio to the Aggressive Growth Portfolio or the T. Rowe Price Personal Strategy Balanced Portfolio on a pre-authorized basis. The transfers will only be made if you enter into a written agreement with the Company. These transfers will be made monthly, with a minimum transfer amount of $250 per month.

(6) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(7) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Contract application form.

(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.

(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested by telephone before 3 p.m., C.S.T., will take effect that day. Transfers requests received by telephone after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

NO DEFAULT

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

Example: Number of Accumulation Units in Subaccount  =        250

         Value of one Subaccount Accumulation Unit   =        $10

         250 x $10 = $2,500 Contract Value

OWNERSHIP

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

In order to make a change in the Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change the Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

ASSIGNMENT

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

ASSIGNMENT OF THE CONTRACT MAY BE A TAXABLE EVENT. You should consult your tax adviser before assigning the Contract.

BENEFICIARY

You name the beneficiary on the application and, unless changed, that beneficiary is entitled to receive the death benefit on your death or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

     (1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (3) to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE INCOME DATE

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE SETTLEMENT OPTION

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may request an alternative option acceptable to the Company.

SETTLEMENT OPTIONS

The net proceeds under the Contract may be paid under one of the following options, or an alternative option acceptable to the Company:

     OPTION 1 - LIFE ANNUITY

     Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate upon the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

     OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

     Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

     The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or it can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

     OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

     Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

IF NO SETTLEMENT OPTION IS SELECTED, OPTION 1 WILL AUTOMATICALLY BE APPLIED.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is or becomes less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

AMOUNT OF ANNUITY PAYMENTS

A variable annuity is an annuity with payments that

     --  are not predetermined as to dollar amount; and

     -- will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

     (1) the Contract Value on the Income Date;

     (2) the annuity table specified in the Contract;

     (3) the settlement option selected; and

     (4) the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

ADDITIONAL PROVISIONS

     -- Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

     -- You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

     -- Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

     -- The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                 DEATH BENEFIT

DEATH OF THE ANNUITANT

If the Annuitant who is not the Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives

     (1) a certified copy of the death certificate; AND
     (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary does not elect a settlement option, the Company will pay the death benefit in a lump sum.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of

     (1) the sum of all purchase payments made, less surrendered amounts; or
     (2) the Contract Value.

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

     (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR

     (2) the Contingent Owner, if any, continues the contract is his or her own name. (The Contingent Owner must be your spouse.)

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can make purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                                  MINIMUM INITIAL   MINIMUM SUBSEQUENT
                                 PURCHASE PAYMENT    PURCHASE PAYMENT
                                 ----------------    ----------------
Non-Qualified Contract                 $1,000              $100

Qualified Contract                     $1,000              $100

Contract issued under an               $   50              $ 50
employer-sponsored payroll
deduction plan

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

CHANGE IN PURCHASE PAYMENTS

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the requirements set forth above.

ALLOCATION OF PURCHASE PAYMENTS

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

         Example:   Amount of purchase payment                        =  $100

                    Value of one Subaccount Accumulation Unit         =  $ 10

                    $100 / $10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

Initially, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company determines the Accumulation Unit value. It does this by


     (1) determining the total amount of money invested in the particular Subaccount;

     (2) subtracting from that amount the mortality and expense risk premium and any other charges such as taxes the Company has deducted; and

     (3) dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by

     -- the investment performance of the Subaccount, -- expenses, and
     --  deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 4 of this Prospectus.

DISTRIBUTION OF CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not to exceed 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to make a surrender of all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

     (1) the total of any applicable premium taxes not previously deducted; PLUS

     (2) any applicable contract maintenance charge; PLUS

     (3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

     (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;

     (2) trading on the New York Stock Exchange is restricted;

     (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

     (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

LIMITATIONS ON SURRENDERS FROM 403(B) ANNUITIES

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

     --  be at least age 59 1/2;
     --  separate from the service of your employer;
     --  die;
     -- become disabled (as defined in the Code); or -- have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

     -- salary reduction contributions made after December 31, 1988; -- income attributable to such contributions; and -- income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

TEXAS OPTIONAL RETIREMENT PROGRAM

If the Contract is issued to a participant in the Texas Optional Retirement Program ("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if

     -- no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
     -- no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
     -- no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and
     -- no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

CONTRACT OWNER CONTROL OF INVESTMENTS

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

OWNER OTHER THAN NATURAL PERSON

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

INCOME TAX WITHHOLDING

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Sections 401 or 403(b) of the Code that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to

     (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

     (2)  distributions that are required minimum distributions; or

     (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or

     (4)  hardship withdrawals.

You should consult your tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

     (1)  after the taxpayer reaches age 59 1/2;

     (2)  after the Contract Owner's death;

     (3)  if the taxpayer is totally disabled (as defined in the Code);

     (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;

     (5)  under an immediate annuity; or

     (6)  that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

QUALIFIED PLANS

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You need to be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

     TAX SHELTERED ANNUITIES

     The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity.

     INDIVIDUAL RETIREMENT ANNUITIES

     The Code permits eligible individuals to contribute to an individual retirement plan known as an "individual retirement annuity" or "IRA." Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

     Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Subject to certain income limits, a maximum of $2,000 per year may be contributed to a Roth IRA. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

     -- the distribution is made after age 59 1/2 or the taxpayer has died or is disabled;
     -- the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

     Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

     If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

     PENSION AND PROFIT-SHARING PLANS

     The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

     (1) distributions made on or after age 59 1/2;

     (2) distributions following death or disability;

     (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

     (4) distributions after separation from service after age 55;

     (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

     (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

     (7) under limited conditions, distributions from an IRA to purchase medical insurance;

     (8) under limited conditions, distributions from an IRA for qualified higher education expenses; and

     (9) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than April 1 of the calendar year following the calendar year in which you reach age 70 1/2; OR the calendar year in which you retire, whichever is LATER.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

     --  be at least age 59 1/2;
     --  separate from the service of your employer;
     --  die;
     -- become disabled (as defined in the Code); or -- have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

     -- salary reduction contributions made after December 31, 1988; -- income attributable to such contributions; and -- income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans, which may invest in annuity contracts, for the benefit of their employees. As with qualified plans, the Code establishes limits and restrictions on eligibility, contributions, and distributions. Under a Section 457 plan, contributions made for the benefit of employees will not be included in the employees' gross income until they are distributed from the plan. Under a Section 457 plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as they are available for distribution to the employee or the employee's beneficiary. However, for plans established after August 20, 1996, it is required that plan assets be held in trust for the benefit of employees and not be subject to claims by the employer's general creditors. After January 1, 1999, this requirement is mandatory for all Section 457 plans.

                               LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                       PAGE
----                                                                       ----

THE COMPANY .................................................................3
DISTRIBUTION OF THE CONTRACT ................................................3
INDEPENDENT ACCOUNTANT ......................................................3
LEGAL OPINIONS ..............................................................3
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT ................3
ANNUITY PAYMENTS ............................................................4
   Annuity Unit .............................................................4
   Amount of Annuity Payments ...............................................4
   Net Investment Factor ....................................................4
FINANCIAL STATEMENTS ........................................................5


                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED

                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                           SENTRY VARIABLE ACCOUNT II

                                      AND

                         SENTRY LIFE INSURANCE COMPANY


This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated January 7, 2000.

                               TABLE OF CONTENTS

ITEM                                                                     PAGE
----                                                                     ----
THE COMPANY ............................................................   3
DISTRIBUTION OF THE CONTRACT ...........................................   3
INDEPENDENT ACCOUNTANT .................................................   3
LEGAL OPINIONS .........................................................   3
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT ...........   3
ANNUITY PAYMENTS .......................................................   4
   Annuity Unit ........................................................   4
   Amount of Annuity Payments ..........................................   4
   Net Investment Factor ...............................................   4
FINANCIAL STATEMENTS ...................................................   5

                                  THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in those states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1996, 1997 and 1998 of $338,226, $309,674, and $392,706, respectively. Of those amounts it retained $286,484, $259,161, and $236,907, respectively.

                             INDEPENDENT ACCOUNTANT

The statutory financial statements of the Company as of December 31, 1998, and for the year then ended, and the financial statements of the Variable Account as of December 31, 1998 and 1997, and for each of the two years in the period then ended, have been audited by PricewaterhouseCoopers LLP, 203 North LaSalle, Chicago, Illinois, independent accountant, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

          YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                                ANNUITY PAYMENTS

ANNUITY UNIT

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

     (1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

     (2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

AMOUNT OF ANNUITY PAYMENTS

     (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

     (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

     (1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

     (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period shall be the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

NET INVESTMENT FACTOR

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

     (1)  is the net result of:

          (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

          (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

          (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

     (2)  is the net result of:

          (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

          (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

     (3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II
                           --------------------------

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II

                      STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1999 (Unaudited)

ASSETS:
Investments at market value:

   Neuberger Berman Advisers Management Trust:

      Liquid Asset Portfolio, 3,020,011
               shares (cost $3,020,011)                      $ 3,020,011

      Growth Portfolio, 1,673,332
               shares (cost $40,234,214)                      41,967,162

      Limited Maturity Bond Portfolio, 406,136
               shares (cost $5,578,683)                        5,356,938

      Balanced Portfolio, 727,233
               shares (cost $11,375,423)                      11,497,551
                                                             -----------

               Total investments                              61,841,662

      Dividends receivable                                        10,686
                                                             -----------

               Total assets                                   61,852,348

      LIABILITIES:

      Accrued expenses                                             5,287
                                                             -----------

      NET ASSETS                                             $61,847,061
                                                             ===========



   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the nine months ended September 30, 1999 and 1998 (Unaudited)



                                    SUB-ACCOUNTS INVESTING IN:
                                    --------------------------
                                          LIQUID ASSET                          GROWTH
                                           PORTFOLIO                           PORTFOLIO
                                    --------------------------           -----------------------

                                     1999                1998             1999             1998
                                    ------              ------           ------           ------
Income:
  Dividends                     $   82,505           $  83,479       $        --      $        --
Expenses:
  Mortality and expense risk        24,310              21,703           375,634          364,329
                                ----------           ----------      -----------      -----------
Net investment income (loss)        58,195              61,776          (375,634)        (364,329)
                                ----------           ----------      -----------      -----------
Realized net investment gain            --                  --           502,876          692,324
Unrealized appreciation
  (depreciation), net                   --                  --        (2,308,510)     (14,462,234)
Capital gain distributions
  received                              --                  --         2,286,697       10,487,400
                                ----------           ----------      -----------      -----------
Realized and unrealized gain
  (loss) on investments and
  capital gain distributions,
  net                                   --                  --           481,063       (3,282,510)
                                ----------           ----------      -----------      -----------
Net increase (decrease) in
  contract owners' equity from
  operations                        58,195              61,776           105,429       (3,646,839)
                                ----------           ----------      -----------      -----------
Purchase payments                  165,910           1,240,504         2,205,608        2,366,285
Transfers between subaccounts,
  net                              543,194             321,355          (106,395)         252,888
Withdrawals                       (257,729)           (360,861)       (3,472,889)      (3,992,838)
Contract maintenance fees           (2,404)             (2,189)          (37,998)         (32,901)
Surrender charges                     (685)             (2,551)          (18,036)         (10,954)
                                ----------           ----------      -----------      -----------
Net decrease in contract
  owners' equity derived from
  principal transactions           448,286           1,196,258        (1,429,710)      (1,923,296)
                                ----------           ----------      -----------      -----------
Total increase (decrease) in
  contract owner's equity          506,481            1,258,034       (1,324,281)      (5,570,135)
Contract owners' equity
  at beginning of year           2,523,709            2,006,216       43,288,702       39,441,707
                                ----------           ----------      -----------      -----------
Contract owners' equity at
  end of period                 $3,030,190           $3,264,250      $41,964,421      $33,871,572
                                ==========           ==========      ===========      ===========

The accompanying notes are an integral part of these financial statements



                LIMITED MATURITY                     BALANCED
                 BOND PORTFOLIO                      PORTFOLIO                           TOTAL
          --------------------------        ----------------------------    -------------------------------
             1999              1998            1999              1998             1999             1998
            ------            ------          ------            ------           ------           ------

         $  319,622      $   397,136      $   185,833       $   230,506      $   587,960       $   711,121

             50,383           56,165          101,499            93,927          551,826           536,124
         ----------      -----------      -----------       -----------      -----------       -----------
            269,239          340,971           84,334           136,579           36,134           174,997
         ----------      -----------      -----------       -----------      -----------       -----------
            (53,432)         (36,408)         104,266           102,951          553,710           758,867
           (205,290)        (110,814)        (442,622)       (2,396,849)      (2,956,422)      (16,969,897)
                 --               --          275,308         1,619,027        2,562,005        12,106,427
         ----------      -----------      -----------       -----------      -----------       -----------


           (258,722)        (147,222)         (63,048)         (674,871)         159,293        (4,104,603)
         ----------      -----------      -----------       -----------      -----------       -----------

             10,517          193,749           21,286          (538,292)         195,427        (3,929,606)
         ----------      -----------      -----------       -----------      -----------       -----------
            128,274           65,362        1,320,986         1,529,011        3,820,778         5,201,162
           (161,895)        (123,573)        (274,904)           55,106               --                --
           (598,393)        (434,175)        (855,715)         (643,674)      (5,184,726)       (5,431,548)
             (4,638)          (5,222)          (8,751)           (7,476)         (53,791)          (47,788)
             (2,808)            (450)          (3,523)           (2,661)         (25,052)          (16,616)
         ----------      -----------      -----------       -----------      -----------       -----------

           (639,460)        (498,058)         178,093           930,306       (1,442,791)         (294,790)
         ----------      -----------      -----------       -----------      -----------       -----------
           (628,943)        (304,309)         199,379           392,014       (1,247,364)       (4,224,396)
          5,985,476        6,288,074       11,296,538         9,844,273       63,094,425        57,580,270
         ----------       ----------      -----------       -----------      -----------       -----------
         $5,356,533       $5,983,765      $11,495,917       $10,236,287      $61,847,061       $53,355,874
         ==========       ==========      ===========       ===========      ===========       ===========

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                          SEPTEMBER 30, 1999 AND 1998

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)

                          SEPTEMBER 30, 1999 AND 1998

3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $5,287 at September 30, 1999.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED -- CONTINUED)

                          SEPTEMBER 30, 1999 AND 1998

4.       NET ASSETS

         Net Assets are represented by accumulation units in the related Variable Account.

         At September 30, 1999, ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                           ACCUMULATION      ACCUMULATION
                                                              UNITS           UNIT VALUE         VALUE
                                                           ------------      ------------        -----
                  Liquid Asset Portfolio                     165,204            $18.34       $ 3,030,190
                  Growth Portfolio                           724,948             57.89        41,964,421
                  Limited Maturity Bond Portfolio            213,443             25.10         5,356,533
                  Balanced Portfolio                         507,488             22.65        11,495,917
                                                                                             -----------
                           Total net assets                                                  $61,847,061
                                                                                             ===========


         At September 30, 1998, ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                           ACCUMULATION      ACCUMULATION
                                                              UNITS           UNIT VALUE         VALUE
                                                           ------------      ------------        -----

                  Liquid Asset Portfolio                     183,285            $17.81       $ 3,264,250
                  Growth Portfolio                           743,603             45.55        33,871,572
                  Limited Maturity Bond Portfolio            238,862             25.05         5,983,765
                  Balanced Portfolio                         526,067             19.46        10,236,287
                                                                                             -----------
                           Total net assets                                                  $53,355,874
                                                                                             ===========



5.       PURCHASES AND SALES OF SECURITIES

         In 1999, purchases and proceeds on sales of the Trust's shares aggregated $10,261,507 and $9,107,852, respectively, and were as follows:


                                LIQUID ASSET      GROWTH       LIMITED MATURITY   BALANCED
                                  PORTFOLIO      PORTFOLIO      BOND PORTFOLIO    PORTFOLIO       TOTAL
                                ------------     ---------     ----------------   ---------       -----

         Purchases               $1,640,811     $5,892,819        $594,708        $2,133,169    $10,261,507
         Proceeds on sales        1,135,530      5,411,836         965,545         1,594,941      9,107,852


         In 1998, purchases and proceeds on sales of the Trust's shares aggregated $21,604,450 and $9,621,886, respectively, and were as follows:


                                LIQUID ASSET      GROWTH       LIMITED MATURITY   BALANCED
                                  PORTFOLIO      PORTFOLIO      BOND PORTFOLIO    PORTFOLIO       TOTAL
                                ------------     ---------     ----------------   ---------       -----

         Purchases               $2,635,193     $14,354,712       $632,318        $3,982,227    $21,604,450
         Proceeds on sales        1,381,641       6,154,613        789,241         1,296,391      9,621,886


                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II
                         -----------------------------

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT II:

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1998, the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers L.L.P.

Chicago, Illinois
February 11, 1999

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

ASSETS:

Investments at market value:

  Neuberger Berman Advisers Management Trust:

   Liquid Asset Portfolio, 2,514,730
    shares (cost $2,514,730)                                        $ 2,514,730

   Growth Portfolio, 1,646,703
    shares (cost $39,250,355)                                        43,291,814

   Limited Maturity Bond Portfolio, 433,176
    shares (cost $6,002,953)                                          5,986,497

   Balanced Portfolio, 691,412
    shares (cost $10,732,929)                                        11,297,678
                                                                    -----------

    Total investments                                                63,090,719

Dividends receivable                                                      9,167
                                                                    -----------

     Total assets                                                    63,099,886

LIABILITIES:

Accrued expenses                                                          5,461
                                                                    -----------

NET ASSETS                                                          $63,094,425
                                                                    ===========


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1998 and 1997

                                                 SUB-ACCOUNTS INVESTING IN:
                                                 -------------------------
                                                       LIQUID ASSET                           GROWTH
                                                        PORTFOLIO                            PORTFOLIO
                                                 -------------------------          -------------------------
                                                   1998            1997               1998             1997
                                                 ---------       ---------          ---------       ---------

Income:
  Dividends                                     $  115,086      $  104,541        $        -       $        -
Expenses:
  Mortality and expense charges                     30,299          27,213            474,117          450,947
                                                ----------      ----------        -----------      -----------

Net investment income (loss)                        84,787          77,328           (474,117)        (450,947)
                                                ----------      ----------        -----------      -----------

Realized net investment gain (loss)                      -               -            588,794        1,540,740

Unrealized appreciation (depreciation), net              -               -         (5,211,880)       4,937,957

Capital gain distributions received                      -               -         10,487,400        2,948,192
                                                ----------      ----------        -----------      -----------

Realized and unrealized gain (loss)
  on investments and capital
  gain distributions, net                                -               -          5,864,314        9,426,889
                                                ----------      ----------        -----------      -----------

Net increase in net assets
  from operations                                   84,787          77,328          5,390,197        8,975,942
                                                ----------      ----------        -----------      -----------

Purchase payments                                1,292,248          94,695          3,248,943        1,192,713


Transfers between subaccounts, net                  25,234         (37,697)          (126,390)         115,753

Withdrawals                                       (879,099)       (561,881)        (4,612,799)      (4,384,625)

Contract maintenance fees                           (2,851)         (3,317)           (39,072)         (41,415)

Surrender charges                                   (2,826)         (2,360)           (13,884)         (19,220)
                                                ----------      ----------        -----------      -----------

Net increase (decrease) in net assets
  derived from principal transactions              432,706        (510,560)        (1,543,202)      (3,136,794)
                                                ----------      ----------        -----------      -----------

Total increase (decrease) in net assets            517,493        (433,232)         3,846,995        5,839,148

Net assets at beginning of year                  2,006,216       2,439,448         39,441,707       33,602,559
                                                ----------      ----------        -----------      -----------

Net assets at end of year                       $2,523,709      $2,006,216        $43,288,702      $39,441,707
                                                ==========      ==========        ===========      ===========


   The accompanying notes are an integral part of these financial statements



      LIMITED MATURITY                        BALANCED
       BOND PORTFOLIO                         PORTFOLIO                              TOTAL
----------------------------       -----------------------------         -----------------------------
   1998             1997              1998              1997                1998              1997
----------       -----------       -----------       -----------         -----------       -----------

$   397,136      $   414,044       $   230,506       $   164,097         $    742,728      $   682,682


     74,360           80,334           125,291           113,868              704,067          672,362
-----------      -----------       -----------       -----------         ------------      -----------

    322,776          333,710           105,215            50,229               38,661           10,320
-----------      -----------       -----------       -----------         ------------      -----------

    (46,651)           2,573            28,391           213,070              570,534        1,756,383

    (82,604)          18,458          (721,893)          869,649           (6,016,377)       5,826,064

          -                -         1,619,027           421,183           12,106,427        3,369,375
-----------      -----------       -----------       -----------         ------------      -----------

   (129,255)          21,031           925,525         1,503,902            6,660,584       10,951,822
-----------      -----------       -----------       -----------         ------------      -----------

    193,521          354,741         1,030,740         1,554,131            6,699,245       10,962,142
-----------      -----------       -----------       -----------         ------------      -----------

    156,457          220,322         1,758,511           441,443            6,456,159        1,949,173

    105,524         (252,094)           (4,368)          174,038                    -                -

   (750,978)      (1,343,699)       (1,315,396)       (1,281,938)          (7,558,272)      (7,572,143)

     (6,327)          (7,254)           (9,679)           (9,845)             (57,929)         (61,831)

       (795)          (2,672)           (7,543)           (8,821)             (25,048)         (33,073)
-----------      -----------       -----------       -----------         ------------      -----------

   (496,119)      (1,385,397)          421,525          (685,123)          (1,185,090)      (5,717,874)
-----------      -----------       -----------       -----------         ------------      -----------

   (302,598)      (1,030,656)        1,452,265           869,008            5,514,155        5,244,268

  6,288,074        7,318,730         9,844,273         8,975,265           57,580,270       52,336,002
-----------      -----------       -----------       -----------         ------------      -----------

$ 5,985,476      $ 6,288,074       $11,296,538       $ 9,844,273         $ 63,094,425      $57,580,270
===========      ===========       ===========       ===========         ============      ===========

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

NOTES TO FINANCIAL STATEMENTS

December 31, 1998 and 1997

1.       ORGANIZATION AND CONTRACTS

         The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

         The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

         A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.       SIGNIFICANT ACCOUNTING POLICIES

         VALUATION OF INVESTMENTS

         Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

         FEDERAL INCOME TAXES

         The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

         Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.       EXPENSES

         A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $5,461 at December 31, 1998.

         The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

         There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

         Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.       NET ASSETS

         Net Assets are represented by accumulation units in the related Variable Account.

         At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                              ACCUMULATION      ACCUMULATION
                                                                  UNITS          UNIT VALUE           VALUE
                                                              ------------      ------------          -----
                  Liquid Asset Portfolio                         140,566           $17.95          $ 2,523,709
                  Growth Portfolio                               750,025            57.72           43,288,702
                  Limited Maturity Bond Portfolio                238,960            25.05            5,985,476
                  Balanced Portfolio                             499,567            22.61           11,296,538
                                                                                                   -----------
                           Total net assets                                                        $63,094,425
                                                                                                   ===========


         At December 31, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                              ACCUMULATION      ACCUMULATION
                                                                 UNITS           UNIT VALUE           VALUE
                                                               -----------      -------------         -----

                  Liquid Asset Portfolio                         115,558           $17.36          $ 2,006,216
                  Growth Portfolio                               780,148            50.56           39,441,707
                  Limited Maturity Bond Portfolio                258,942            24.28            6,288,074
                  Balanced Portfolio                             482,578            20.40            9,844,273
                                                                                                   -----------
                           Total net assets                                                        $57,580,270
                                                                                                   ===========



5.       PURCHASES AND SALES OF SECURITIES

         In 1998, purchases and proceeds on sales of the Trust's shares aggregated $24,882,854 and $13,922,844, respectively, and were as follows:


                                LIQUID ASSET      GROWTH       LIMITED MATURITY   BALANCED
                                  PORTFOLIO      PORTFOLIO      BOND PORTFOLIO    PORTFOLIO       TOTAL
                                ------------     ---------     ----------------   ---------       -----

         Purchases               $3,392,077     $15,934,442       $  968,445      $4,587,890    $24,882,854
         Proceeds on sales        2,876,339       7,463,244        1,141,430       2,441,831     13,922,844

         In 1997, purchases and proceeds on sales of the Trust's shares aggregated $9,252,852 and $11,592,525, respectively, and were as follows:

                                LIQUID ASSET      GROWTH       LIMITED MATURITY   BALANCED
                                  PORTFOLIO      PORTFOLIO      BOND PORTFOLIO    PORTFOLIO       TOTAL
                                ------------     ---------     ----------------   ---------       -----
         Purchases               $1,524,938     $ 5,657,165       $  650,882      $1,419,867    $ 9,252,852
         Proceeds on sales        1,956,814       6,298,766        1,703,235       1,633,710    $11,592,525



                         SENTRY LIFE INSURANCE COMPANY

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                         SENTRY LIFE INSURANCE COMPANY

                   STATUTORY-BASIS BALANCE SHEETS (UNAUDITED)

                          SEPTEMBER 30, 1999 AND 1998


ASSETS                                                 1999                 1998
------                                                 ----                 ----
Investments:
   Bonds........................................  $1,127,943,499      $1,130,624,679
   Investments in subsidiaries..................      10,281,432          10,206,594
   Mortgage loans...............................           6,654              26,690
   Policy loans.................................      23,161,556          23,974,328
   Cash and short-term investments..............      23,147,612          14,540,594
                                                  --------------      --------------
        Total investments.......................   1,184,540,753       1,179,372,885

Accrued investment income.......................      21,076,101          21,074,987
Premiums deferred and uncollected...............       4,637,053           4,426,796
Other assets....................................       9,100,731           1,559,654
Assets held in separate accounts................     560,700,934         495,182,361
                                                  --------------      --------------
        Total admitted assets...................  $1,780,052,572      $1,701,616,683
                                                  ==============      ==============

                         SENTRY LIFE INSURANCE COMPANY

            STATUTORY-BASIS BALANCE SHEETS (UNAUDITED -- CONTINUED)

                          SEPTEMBER 30, 1999 AND 1998


LIABILITIES                                                    1999               1998
-----------                                                    ----               ----
Future policy benefits:
   Life ..............................................    $  388,918,170      $  387,871,709
   Accident and health ...............................        15,985,405          15,347,489
Policy and contract claims ...........................         4,775,480           3,117,375
Premium and other deposit funds ......................       644,955,667         624,372,014
Other policyholder funds .............................         2,527,810          10,377,093
Accounts payable and other liabilities ...............         4,118,239           9,775,857
Federal income taxes accrued .........................         7,307,197           8,212,827
Asset valuation reserve ..............................         5,828,518           5,664,196
Interest maintenance reserve .........................         6,544,838           6,676,287
Liabilities related to separate accounts .............       559,597,017         494,243,621
                                                          --------------      --------------
        Total liabilities ............................     1,640,558,341       1,565,658,468
                                                          --------------      --------------

CAPITAL STOCK AND SURPLUS

Capital stock, $10 par value;
   authorized 400,000 shares; issued and
   outstanding 316,178 shares in 1999 and 1998 .......         3,161,780           3,161,780
Paid-in surplus ......................................        43,719,081          43,719,081
Earned surplus, unappropriated .......................        92,613,370          89,077,354
                                                          --------------      --------------
        Total capital stock and surplus ..............       139,494,231         135,958,215
                                                          --------------      --------------
        Total liabilities, capital stock and surplus..    $1,780,052,572      $1,701,616,683
                                                          ==============      ==============

                         SENTRY LIFE INSURANCE COMPANY

              STATUTORY-BASIS STATEMENTS OF OPERATIONS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998


                                                             1999                1998
                                                             ----                ----
Premiums and other income:
   Premiums and annuity considerations ..............    $  52,807,864       $  52,600,382
   Other fund deposits ..............................       56,525,089          45,372,902
Commissions and expense allowances on
     reinsurance ceded ..............................        8,269,116           8,645,969
   Net investment income ............................       68,267,580          69,343,845
   Other income .....................................        5,722,551           7,104,853
                                                         -------------       -------------
        Total premiums and other income .............      191,592,200         183,067,951
                                                         -------------       -------------
Benefits and expenses:
   Policyholder benefits and fund withdrawals .......      131,475,967         147,796,088
   Increase in future policy benefits and
     other reserves .................................       12,744,839          18,816,606
   Commissions ......................................        5,857,448           5,406,847
   Other expenses ...................................       21,056,442          20,796,168
   Transfers to (from) separate accounts, net .......        3,349,210         (22,051,914)
                                                         -------------       -------------
        Total benefits and expenses .................      174,483,906         170,763,795
                                                         -------------       -------------
Income before Federal income tax expense and
   net realized losses on investments ...............       17,108,294          12,304,156

        Federal income tax expense, less tax on net
           realized losses and transfers to the IMR..        6,108,486           5,027,266
                                                         -------------       -------------
Income before net realized losses on investments ....       10,999,808           7,276,890
        Net realized losses on investments ..........         (784,996)           (459,939)
                                                         -------------       -------------
Net income ..........................................    $  10,214,812       $   6,816,951
                                                         =============       =============

                         SENTRY LIFE INSURANCE COMPANY

 STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998



                                                          1999                 1998
                                                          ----                 ----
Capital stock, beginning and end of year .........    $   3,161,780       $   3,161,780
                                                      -------------       -------------
Paid-in surplus, beginning and end of year .......       43,719,081          43,719,081
                                                      -------------       -------------
Earned surplus, unappropriated:
   Balance at beginning of year ..................       81,771,668          82,275,478
   Net income ....................................       10,214,812           6,816,951
   Change in non-admitted assets .................               67              (4,402)
   Change in liability for reinsurance ...........               --                  --
   Change in asset valuation reserve .............         (121,532)           (399,617)
   Dividend to stockholder .......................               --                  --
   Change in net unrealized gains on investments..          748,355             388,944
                                                      -------------       -------------
   Balance at end of year ........................       92,613,370          89,077,354
                                                      -------------       -------------
        Total capital stock and surplus ..........    $ 139,494,231       $ 135,958,215
                                                      =============       =============

                         SENTRY LIFE INSURANCE COMPANY

              STATUTORY-BASIS STATEMENTS OF CASH FLOWS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998


                                                                1999                1998
                                                                ----                ----
Premiums and annuity considerations ...................    $  52,738,461       $  52,504,532
Other fund deposits ...................................       56,525,089          45,372,902
Other premiums, considerations and deposits ...........           60,632             132,018
Allowances and reserve adjustments received on
   reinsurance ceded ..................................        8,320,648           8,641,969
Investment income received (excluding realized gains
   and losses and net of investment expenses) .........       64,366,476          64,693,695
Other income received .................................        5,613,828           6,972,836
Life and accident and health claims paid ..............      (53,336,172)        (57,318,645)
Surrender benefits ....................................      (77,994,312)       (107,863,652)
Other benefits to policyholders paid ..................         (349,398)           (427,469)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes) ...................      (26,342,727)        (25,954,995)
Net transfers (to) from separate accounts .............       (3,425,528)         21,765,038
Cash in receivable status from separate accounts ......               --           4,318,397
Changes in asset charges receivable ...................               --                  --
Dividends to policyholders paid .......................          (52,953)            (53,493)
Federal income taxes paid .............................       (6,615,383)         (8,853,213)
Net decrease in policy loans ..........................          874,942           1,046,309
                                                           -------------       -------------
   Net cash from operations ...........................       20,383,603           4,976,229
                                                           -------------       -------------
Proceeds from investments sold, matured, or repaid:
   Bonds ..............................................       97,801,733         112,038,884
   Mortgage loans .....................................           12,069              41,967
   Tax on net capital gains ...........................       (1,608,247)           (577,663)
                                                           -------------       -------------
        Total investment proceeds .....................       96,205,555         111,503,188
                                                           -------------       -------------
Other cash provided ...................................          944,727          15,420,228
                                                           -------------       -------------
        Total cash provided ...........................      117,533,885         131,899,645
                                                           -------------       -------------
Cost of investments acquired ..........................      107,370,126         136,744,391

Other cash applied:
   Dividend to stockholder ............................               --                  --
   Other applications, net ............................       16,893,159           1,250,784
                                                           -------------       -------------
        Total cash applied ............................      124,263,285         137,995,175
                                                           -------------       -------------

        Net change in cash and short-term investments..       (6,729,400)         (6,095,530)

Cash and short-term investments:
   Beginning of year ..................................       29,877,012          20,636,124
                                                           -------------       -------------
   End of year ........................................    $  23,147,612       $  14,540,594
                                                           =============       =============



Note: The interim financial data as of September 30, 1999 and for the nine months ended September 30, 1999 and September 30, 1998 is unaudited; however, in the opinion of the Company, the interim data includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for the interim periods.

                         SENTRY LIFE INSURANCE COMPANY

            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                    [PricewaterhouseCoopers LLP Letterhead]


                       REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of Wisconsin, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of assets and liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.


/s/ PRICEWATERHOUSECOOPERS L.L.P.

Chicago, Illinois
February 12, 1999

                         SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1998 AND 1997

                               ------------------




ASSETS                                       1998                1997
------                                       ----                ----
Investments:
   Bonds ...........................    $1,118,191,869      $1,103,011,418
   Investments in subsidiaries .....         9,532,940           9,817,647
   Mortgage loans ..................            18,723              68,657
   Policy loans ....................        24,036,498          25,020,637
   Cash and short-term investments..        29,877,016          20,636,124
                                        --------------      --------------
        Total investments ..........     1,181,657,046       1,158,554,483
Accrued investment income ..........        18,681,577          18,231,430
Premiums deferred and uncollected            4,474,663           4,377,983
Due from affiliates ................                --           3,008,778
Other assets .......................         1,177,498           6,099,831
Assets held in separate accounts ...       604,877,464         533,613,785
                                        --------------      --------------
        Total admitted assets ......    $1,810,868,248      $1,723,886,290
                                        ==============      ==============


The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

                               ------------------


LIABILITIES                                                               1998                1997
-----------                                                               ----                ----
Future policy benefits:
   Life .........................................................    $  255,692,269      $  250,618,823
   Accident and health ..........................................        15,440,434          14,967,065
   Annuity ......................................................       134,582,450         138,902,775
Policy and contract claims ......................................         4,140,344           4,720,182
Premium and other deposit funds .................................       624,627,002         604,285,476
Other policyholder funds ........................................        10,445,827          26,118,724
Accounts payable and other liabilities ..........................        11,177,061           3,477,182
Federal income taxes accrued ....................................         9,417,827          11,555,703
Asset valuation reserve .........................................         5,706,987           5,264,578
Interest maintenance reserve ....................................         7,087,699           6,175,922
Liabilities related to separate accounts ........................       603,897,819         528,643,523
                                                                     --------------      --------------
        Total liabilities .......................................    $1,682,215,719      $1,594,729,953
                                                                     ==============      ==============

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized 400,000 shares; issued
   and outstanding 316,178 shares in 1998 and 1997 ..............         3,161,780           3,161,780
Paid-in surplus .................................................        43,719,081          43,719,081
Earned surplus, unappropriated ..................................        81,771,668          82,275,476
                                                                     --------------      --------------
        Total capital stock and surplus .........................       128,652,529         129,156,337
                                                                     --------------      --------------

        Total liabilities, capital stock and surplus ............    $1,810,868,248      $1,723,886,290
                                                                     ==============      ==============



The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                                        1998               1997
                                                                        ----               ----
Premiums and other income:
   Premiums and annuity considerations .....................      $  76,847,662       $  74,408,562
   Other fund deposits .....................................         62,791,049          52,574,356
   Commissions and expense allowances on
     reinsurance ceded .....................................         11,560,785          18,912,935
   Net investment income ...................................         93,544,822          91,589,939
   Other income ............................................          8,931,046           8,512,462
                                                                  -------------       -------------
        Total premiums and other income ....................        253,675,364         245,998,254
                                                                  -------------       -------------
Benefits and expenses:
   Policyholder benefits and fund withdrawals ..............        199,613,380         188,108,969
   Increase in future life policy benefits
     and other reserves ....................................         21,803,214           7,695,811
   Commissions .............................................          7,358,122          10,638,144
   Other expenses ..........................................         27,780,333          30,477,161
   Transfers from separate accounts, net ...................        (16,816,030)        (16,336,976)
                                                                  -------------       -------------
        Total benefits and expenses ........................        239,739,019         220,553,109
                                                                  -------------       -------------
Income before federal income tax expense
   and net realized losses on investments ..................         13,936,345          25,445,145

        Federal income tax expense, less tax on net realized
          losses and transfers to the IMR ..................          5,684,753           9,177,337
                                                                  -------------       -------------
Income before net realized losses on investments ...........          8,251,592          16,267,808

        Net realized losses on investments .................           (514,506)           (272,063)
                                                                  -------------       -------------
Net income .................................................      $   7,737,086       $  15,995,745
                                                                  =============       =============

The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                               ------------------


                                                           1998                1997
                                                           ----                ----
Capital stock, beginning and end of year .........    $   3,161,780       $   3,161,780
                                                      -------------       -------------
Paid-in surplus, beginning and end of year .......       43,719,081          43,719,081
                                                      -------------       -------------

Earned surplus,  unappropriated:
   Balance at beginning of year ..................       82,275,476          67,368,745
   Net income ....................................        7,737,086          15,995,745
   Change in non-admitted assets .................           (4,430)              1,850
   Change in liability for reinsurance ...........           (9,348)               (650)
   Change in asset valuation reserve .............         (442,409)          6,192,639
   Dividend to stockholder .......................       (7,500,000)         (7,500,000)
   Change in net unrealized gains on investments..         (284,707)            217,147
                                                      -------------       -------------
   Balance at end of year ........................       81,771,668          82,275,476
                                                      -------------       -------------
            Total capital stock and surplus ......    $ 128,652,529       $ 129,156,337
                                                      =============       =============

The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                               ------------------



                                                                 1998               1997
                                                                 ----               ----
Premiums and annuity considerations ...................    $  76,630,869       $  74,046,843
Other fund deposits ...................................       62,791,049          52,574,356
Other premiums, considerations and deposits ...........          165,851             170,518
Allowances and reserve adjustments received on
   reinsurance ceded ..................................       11,507,443          25,981,339
Investment income received (excluding realized gains
   and losses and net of investment expenses) .........       90,358,325          88,152,129
Other income received .................................       13,079,807           8,341,945
Life and accident and health claims paid ..............      (35,698,918)        (24,600,136)
Surrender benefits ....................................     (132,575,939)        (99,192,578)
Other benefits to policyholders paid ..................      (48,180,669)        (46,821,006)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes) ...................      (34,763,025)        (41,375,759)
Net transfers from separate accounts ..................       16,492,034          16,364,694
Cash in receivable status from separate accounts ......               --          (4,318,844)
Changes in asset charges receivable ...................               --               6,765
Dividends to policyholders paid .......................         (317,700)           (316,156)
Federal income taxes paid .............................       (8,853,213)         (9,002,003)
Net decrease in policy loans ..........................          984,139             368,610
                                                           -------------       -------------
   Net cash from operations ...........................       11,620,053          40,380,717
                                                           -------------       -------------

Proceeds from investments sold, matured, or repaid:
   Bonds ..............................................      147,260,947         101,049,805
   Mortgage loans .....................................           49,934              82,308
   Tax on net capital gains ...........................         (577,663)           (105,566)
                                                           -------------       -------------
        Total investment proceeds .....................      146,733,218         101,026,547
                                                           -------------       -------------
Other cash provided ...................................       17,175,517          10,746,587
                                                           -------------       -------------
        Total cash provided ...........................      175,528,788         152,153,851
                                                           -------------       -------------
Cost of investments acquired ..........................      157,699,531         146,935,141

Other cash applied:
   Dividend to stockholder ............................        7,500,000           7,500,000
   Other applications, net ............................        1,088,365           5,819,079
                                                           -------------       -------------
        Total cash applied ............................      166,287,896         160,254,220
                                                           -------------       -------------
        Net change in cash and short-term investments..        9,240,892          (8,100,369)

Cash and short-term investments:
   Beginning of year ..................................       20,636,124          28,736,493
                                                           -------------       -------------
   End of year ........................................    $  29,877,016       $  20,636,124
                                                           =============       =============


The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                             ----------------------

(1)      BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING
         POLICIES

         BASIS OF PRESENTATION

         Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

         The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners
         (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

         The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

         SIGNIFICANT STATUTORY ACCOUNTING POLICIES

         A.   INVESTMENT SECURITIES

              Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

              Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                         SENTRY LIFE INSURANCE COMPANY

     B. SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

         The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

     C.  NON-ADMITTED ASSETS

         For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

         Non-admitted assets totaled $4,752 and $322 at December 31, 1998 and 1997, respectively.

     D.  POLICY BENEFITS

         Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

         Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premiums.

         Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables and various interest rates.

         Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

         GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

     E.  INTEREST MAINTENANCE RESERVE (IMR)

         Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

                         SENTRY LIFE INSURANCE COMPANY

     F.  ASSET VALUATION RESERVE (AVR)

         The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

     G.  REVENUE AND EXPENSE RECOGNITION

         Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

         As the Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $29,212,951 and $31,900,482 for 1998 and 1997, respectively, under this allocation agreement.

     H.  ACQUISITION COSTS

         Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

     I.  FEDERAL INCOME TAX

         The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

     J.  PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

         The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

         In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

                         SENTRY LIFE INSURANCE COMPANY

(2)  INVESTMENTS

     The book value and estimated market value of bonds are as follows:


                                                                 GROSS             GROSS              ESTIMATED
                                                  BOOK         UNREALIZED        UNREALIZED             MARKET
     AT DECEMBER 31, 1998                        VALUE           GAINS             LOSSES               VALUE
                                                 -----           -----             ------               -----

     US Treasury securities and
       obligations of US Government
       corporations and agencies            $   44,847,324     $ 3,875,945                0         $   48,723,269

     Obligations of states and
       political subdivisions                      441,814          92,159                0                533,973

     Corporate securities                      819,379,743      73,859,271       (3,201,476)           890,037,538

     Mortgage-backed securities                253,522,988      14,734,376          (20,123)           268,237,241
                                            --------------     -----------      -----------         --------------
          Total                             $1,118,191,869     $92,561,751      $(3,221,599)        $1,207,532,021
                                            ==============     ===========      ===========         ==============



                                                                 GROSS             GROSS              ESTIMATED
                                                  BOOK         UNREALIZED        UNREALIZED             MARKET
     AT DECEMBER 31, 1997                        VALUE           GAINS             LOSSES               VALUE
                                                 -----           -----             ------               -----

     US Treasury securities and
       obligations of US Government
       corporations and agencies            $   51,872,626     $ 3,446,572      $      (609)        $   55,318,589

     Obligations of states and
       political subdivisions                      439,817          99,564                0                539,381

     Corporate securities                      757,760,027      60,329,883       (1,178,355)           816,911,555

     Mortgage-backed securities                292,938,948      22,571,116         (553,953)           314,956,111
                                            --------------     -----------      -----------         --------------
          Total                             $1,103,011,418     $86,447,135      $(1,732,917)        $1,187,725,636
                                            ==============     ===========      ===========         ==============

     Book value and estimated market value of bonds at December 31, 1998, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                         ESTIMATED
                                                    BOOK                   MARKET
                                                   VALUE                   VALUE
                                                   -----                   -----
     Due in one year or less                  $   18,650,144          $   19,101,785
     Due after one year through five years        66,661,672              69,833,730
     Due after five years through ten years      157,206,519             169,106,006
     Due after ten years                         622,150,546             681,253,259
                                              --------------          --------------
          Subtotal                               864,668,881             939,294,780
     Mortgage-backed securities                  253,522,988             268,237,241
                                              --------------          --------------
          Total                               $1,118,191,869          $1,207,532,021
                                              ==============          ==============


                         SENTRY LIFE INSURANCE COMPANY

     The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1998 is summarized as follows:


               Aaa                            28.04%
               Aa                              5.35%
               A                              42.06%
               Baa                            22.98%
               Ba & below and not rated        1.57%
                                             ------
                                             100.00%
                                             ======

     Generally, bonds with ratings Baa and above are considered to be investment grade.

     Proceeds from sales of bonds during 1998 and 1997, including maturities and calls, were $147,260,947 and $101,049,805, respectively. In 1998 and 1997, respectively, gross gains of $3,633,126 and $1,525,602, and gross losses of $508,150 and $652,460 were realized on these sales before transfer to the IMR liability.

     At December 31, 1998 and 1997, investments carried at $4,335,822 and $4,384,747, respectively, were on deposit with various governmental agencies as required by law.

(3)  UNCONSOLIDATED SUBSIDIARIES

     The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1998 and 1997. Condensed financial information regarding SLONY is shown as follows:


                                                              SLONY
                                             --------------------------------------
                                                   1998                  1997
                                             ---------------       ----------------

     Investments                                $33,868,989           $35,406,623
     Total assets                                38,308,361            38,955,256
     Policy reserves and benefits                19,401,383            19,699,749
     Total liabilities                           28,775,421            29,137,609
     Statutory capital and surplus                9,532,940             9,817,647
     Premium income                               7,151,770             8,331,937
     Net investment income                        2,627,438             2,783,625
     Benefits and expenses                        8,687,989             9,917,561
     Net income                                     659,539               764,439



(4)  NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

     Sources of net investment income for 1998 and 1997 are as follows:


                                                   1998                  1997
                                                -----------          ------------

         Dividends received from affiliates     $   880,000           $   750,000
         Interest:
              Bonds                              89,112,233            87,232,271
              Short-term investments              1,111,775             1,124,220
              Other investments                   1,676,371             1,763,787
              Amortization of IMR                 1,119,458             1,113,741
                                                -----------           -----------
                   Gross investment income       93,899,837            91,984,019
         Investment expense                         355,015               394,081
                                                -----------           -----------
                   Net investment income        $93,544,822           $91,589,939
                                                ===========           ===========

                                       40

                         SENTRY LIFE INSURANCE COMPANY

     The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:


                                                          REALIZED                          UNREALIZED
                                              ---------------------------------     ---------------------------
                                                   1998               1997             1998             1997
                                              -------------      --------------     ------------    -----------

     Common stock of unconsolidated                  --                 --           $(284,707)        $217,147
       subsidiary
     Bonds                                       3,124,975           873,142              --               --
     Capital gains tax                          (1,608,247)         (577,663)             --               --
                                                ----------         ---------         ---------         --------
     Pre-IMR capital gains, net of tax           1,516,728           295,479          (284,707)         217,147
     IMR capital gains transferred
       into the reserve net of taxes            (2,031,234)         (567,542)             --               --
                                               -----------         ---------         ---------         --------
                                               $  (514,506)        $(272,063)        $(284,707)        $217,147
                                               ===========         =========         =========         ========


(5)  INCOME TAXES

     Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:


                                                                                      1998             1997
                                                                                   ------------    -----------

         Federal income tax calculated at statutory rate
            of 35% of income before federal income taxes and
            net realized gains on investments                                       $4,877,721      $8,905,800
         Accrual of bond discount                                                     (937,906)       (633,561)
         Adjustment for deferred acquisition costs                                     (33,295)         12,178
         Dividends received from subsidiaries                                         (308,000)       (262,500)
         Different basis used to compute future policy benefits                      2,678,735       1,720,817
         Amortization of interest maintenance reserve                                 (391,810)       (389,809)
         Other, net                                                                   (200,692)       (175,588)
                                                                                    ----------      ----------
              Total                                                                 $5,684,753      $9,177,337
                                                                                    ==========      ==========

     Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $84,735,704, respectively, at December 31, 1998.

     Federal income tax returns of SIAMCO have been examined through 1994 and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1994 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

(6)  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

     The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                         SENTRY LIFE INSURANCE COMPANY

     For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     BONDS

     Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

     POLICY LOANS

     Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

     SEPARATE ACCOUNTS

     The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

     AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

     The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

     STRUCTURED SETTLEMENTS

     The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

     LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

     The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.

     The estimated fair values of the Company's financial instruments are as follows:


                                                STATEMENT          ESTIMATED
     AT DECEMBER 31, 1998                         VALUE           FAIR VALUE

     Assets:
       Bonds                                  $1,118,191,869     $1,207,532,021
       Assets held in separate accounts          604,877,464        604,877,464
     Liabilities:
       Aggregate reserves for
         investment-type contracts                75,976,747         75,638,874
       Structured settlements                     53,328,059         63,023,295
       Liability for premium and
         other deposit funds                     624,627,002        624,347,222
       Liabilities related to
         separate accounts                       603,897,819        603,897,819


                         SENTRY LIFE INSURANCE COMPANY


                                                STATEMENT          ESTIMATED
     AT DECEMBER 31, 1997                         VALUE           FAIR VALUE

     Assets:
       Bonds                                  $1,103,011,148     $1,187,725,636
       Assets held in separate accounts          533,613,785        533,613,785
     Liabilities:
       Aggregate reserves for
         investment-type contracts                80,815,675         80,386,603
       Structured settlements                     52,717,040         59,537,099
       Liability for premium and
         other deposit funds                     604,285,476        603,300,638
       Liabilities related to
         separate accounts                       528,643,523        528,643,523


(7)  PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $0 and $283,000 in 1998 and 1997, respectively.

     The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $429,000 and $260,000 by SIAMCO for 401k Plan benefits in 1998 and 1997, respectively.

     In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $470,000 for 1998 and $445,000 for 1997.

(8)  REINSURANCE

     The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiaries. Assumed life in-force amounted to approximately 31% and 30% of total in-force (before ceded reinsurance) at December 31, 1998 and 1997, respectively.

     The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

                         SENTRY LIFE INSURANCE COMPANY

     The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:


                                                                                              1998
                                                                                        (000's omitted)
                                                                                        ---------------
                                                                       AFFILIATED                             UNAFFILIATED
                                                              ASSUMED             CEDED                 ASSUMED          CEDED

     Premiums                                                  $ 306           $ 28,380                 $6,459          $3,563
     Benefits                                                    372             43,926                  6,539           1,634
     Commissions                                                  10             11,083                     (3)            477
     Future Policy Benefits:
          Life & Annuities                                        34               --                       18           1,213
          Accident & Health                                       --            226,031                    175              73
     Intercompany Receivable                                      --                333                     --              --



                                                                                              1997
                                                                                        (000's omitted)
                                                                                        ---------------
                                                                       AFFILIATED                             UNAFFILIATED
                                                               ASSUMED            CEDED                 ASSUMED          CEDED

     Premiums                                                  $ 306           $ 55,101                 $6,628          $7,891
     Benefits                                                      8             59,973                  6,602           4,437
     Commissions                                                   5             17,718                     (2)          1,195
     Future Policy Benefits:
          Life & Annuities                                        34               --                       19           1,347
          Accident & Health                                       --            232,386                    291             159
     Intercompany Receivable                                      --              8,650                     --              --


(9)  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

     State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

(10) OTHER RELATED PARTY TRANSACTIONS

     The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $25,742,000 and $20,360,000 in 1998 and 1997, respectively.

     The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1998 and 1997 included $53,328,059 and $52,717,040, respectively, relating to these contracts.

     Also, see Notes 7 and 8 for other related party transactions.

(11) WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

     Annuity reserves and deposits of approximately $1,286.0 million and $1,202.0 million in 1998 and 1997, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% and 95%, respectively, carry surrender charges.

                         SENTRY LIFE INSURANCE COMPANY

                SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1998

                         SENTRY LIFE INSURANCE COMPANY

                SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                     SCHEDULE 1 -- SELECTED FINANCIAL DATA


The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


Investment Income Earned:
   Government Bonds ..................................................... $      322,647
   Other bonds (unaffiliated) ...........................................     88,789,586
   Common stocks of affiliates ..........................................        880,000
   Mortgage loans .......................................................          4,509
   Premium notes, policy loans and liens ................................      1,631,171
   Short-term investments ...............................................      1,111,775
   Aggregate write-ins for investment income ............................         40,691
                                                                          --------------
   Gross investment income .............................................. $   92,780,379
                                                                          ==============

Mortgage Loans - Book Value:
   Residential mortgages ................................................ $       18,723
                                                                          ==============

Mortgage Loans By Standing - Book Value:
   Good standing ........................................................ $       18,723
                                                                          ==============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
   Common stocks ........................................................ $    9,532,940
                                                                          ==============

Bonds and Short-Term Investments by Class and Maturity:

   Bonds by Maturity - Statement Value
     Due within one year or less ........................................ $   39,078,263
     Over 1 year through 5 years ........................................    164,828,536
     Over 5 years through 10 years ......................................    263,873,963
     Over 10 years through 20 years .....................................    310,147,916
     Over 20 years ......................................................    340,263,191
                                                                          --------------

     Total by Maturity .................................................. $1,118,191,869
                                                                          ==============



   Bonds by Class - Statement Value
     Class 1 ............................................................ $  798,070,889
     Class 2 ............................................................    304,364,338
     Class 3 ............................................................     15,756,642
     Class 4 ............................................................              0
     Class 5 ............................................................              0
     Class 6 ............................................................              0
                                                                          --------------

     Total by Class ..................................................... $1,118,191,869
                                                                          ==============

     Total Bonds Publicly Traded ........................................ $1,111,613,198
                                                                          ==============
     Total Bonds Privately Placed ....................................... $    6,578,671
                                                                          ==============

Short-Term Investments - Book Value .....................................     29,877,016
                                                                          ==============
Cash on Deposit ......................................................... $            0
                                                                          ==============

Life Insurance In Force (000's omitted):
   Ordinary ............................................................. $    4,684,362
                                                                          ==============
   Group Life ........................................................... $    3,189,201
                                                                          ==============

Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted) ................................................ $      116,889
                                                                          ==============

Life Insurance Policies with Disability Provisions In Force:
   Ordinary .............................................................         21,189
                                                                          ==============
   Group Life ...........................................................            115
                                                                          ==============

Supplementary Contracts In Force:
   Ordinary - Not Involving Life Contingencies
   Amount on Deposit .................................................... $            0
                                                                          ==============
   Income Payable ....................................................... $      390,642
                                                                          ==============

   Ordinary - Involving Life Contingencies
   Income Payable ....................................................... $      195,275
                                                                          ==============



Annuities:
   Ordinary
     Immediate - Amount of Income Payable ............................... $    1,707,764
                                                                          ==============
     Deferred - Fully paid account balance .............................. $   20,071,365
                                                                          ==============
     Deferred - Not fully paid account balance .......................... $   89,150,724
                                                                          ==============

   Group
     Amount of income payable ........................................... $    5,081,573
                                                                          ==============
     Fully paid account balance ......................................... $    9,507,969
                                                                          ==============
     Not fully paid account balance ..................................... $1,166,706,277
                                                                          ==============

Accident and Health Insurance - Premiums In Force:
   Ordinary ............................................................. $      157,622
                                                                          ==============
   Group ................................................................ $   36,000,900
                                                                          ==============

Deposit Funds and Dividend Accumulations:
   Dividend Accumulations - Account Balance ............................. $      349,083
                                                                          ==============

Claim Payments 1998:
   Group Accident and Health Year - Ended December 31, 199X
     1998 ............................................................... $    2,665,883
                                                                          ==============
     1997 ............................................................... $    1,954,794
                                                                          ==============
     1996 ............................................................... $    1,606,833
                                                                          ==============
     1995 & prior ....................................................... $    7,612,173
                                                                          ==============

     Other Accident & Health
     1998 ............................................................... $       16,632
                                                                          ==============
     1997 ............................................................... $       33,798
                                                                          ==============
     1996 ............................................................... $       15,336
                                                                          ==============
     1995 & prior ....................................................... $       89,013
                                                                          ==============

                                     PART C

                                     PART C

                                OTHER INFORMATION
                                -----------------


ITEM 24           Financial Statements and Exhibits
                  ---------------------------------

                  (a)      Financial Statements of Sentry Variable Account II

                           Included in Part A:

                                    Condensed Financial Information

                           Included in Part B:

                                    Statement of Assets and Liabilities,
                                        September 30, 1999 (Unaudited)

                                    Statement of Operations and Change in Net
                                        Assets, September, 30, 1999 (Unaudited)

                                    Notes to Unaudited Financial Statements,
                                        September 30, 1999

                                    Report of Independent Accountant

                                    Statement of Assets, Liabilities and
                                        Contract Owners' Equity, December 31,
                                        1998

                                    Statements of Operations and changes in
                                        Contract Owners' Equity for the years
                                        ended December 31, 1998 and 1997

                                    Notes to Financial Statements, December 31,
                                        1998 and 1997


                           Financial Statements of Sentry Life Insurance Company

                           Included in Part B

                                    Statutory-Basis Balance Sheet, September 30,
                                        1999 and 1998 (Unaudited)

                                    Statutory-Basis Statement of Operations,
                                        September 30, 1999 and 1998 (Unaudited)

                                    Statutory-Basis Statement of Changes in
                                        Capital Stock and Surplus, September 30,
                                        1999 and 1998 (Unaudited)

                                    Statutory-Basis Statement of Cash Flow,
                                        September 30, 1999 and 1998 (Unaudited)

                                    Notes to Unaudited Financial Statements,
                                        September 30, 1999 and 1998

                                    Report of Independent Accountant

                                    Statutory-Basis Balance Sheets, December 31,
                                        1998 and 1997


                                    Statutory-Basis Statements of Operations for
                                        the years ended December 31, 1998 and
                                        1997

                                    Statutory-Basis Statements of Changes in
                                        Capital Stock and Surplus for the years
                                        ended December 31, 1998 and 1997

                                    Statutory-Basis Statements of Cash Flow for
                                        the years ended December 31, 1998 and
                                        1997

                                    Notes to Statutory-Basis Financial
                                        Statements

ITEM 24
                  (b)      Exhibits

                           (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

                           (2)      Not Applicable

                           (3)(i)       Principal Underwriter Agreement*
                           (3)(ii)      Registered Representatives Agreement*
                           (3)(iii)     General Agent Agreement*

                           (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*
                           (4)(ii) Contract Amendment pursuant to Tax Reform Act of 1984*

                           (5)          Application Form

                           (6)(i) Articles of Incorporation of Sentry Life Insurance Company*
                           (6)(ii)      Bylaws*

                           (7)          Not Applicable

                           (8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc. and
                                        T. Rowe Price Equity Series, Inc.

                           (8)(ii) Fund Participation Agreement with Janus Aspen Series

                           (9)          Opinion and Consent of Counsel

                           (10)         Consent of Independent Accountants

                           (11)         Not Applicable

                           (12) Agreement Governing Contribution to Sentry Variable Account II*

                           (13)         Not applicable

      *           Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
                  (6)(i), (6)(ii), and (12) are incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.


ITEM 25           Directors and Officers of the Depositor
                  ---------------------------------------

                  The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                            Positions and Offices
                        Name                    With Depositor
                        ----                ---------------------

                  Dale R. Schuh             Director, Chairman of the Board and
                                            President
                  Wallace D. Taylor         Vice President
                  William M. O'Reilly       Director and Secretary
                  William J. Lohr           Director and Treasurer
                  Janet L. Fagan            Director
                  James J. Weishan          Director

ITEM 26           Persons Controlled By or Under Common Control With Depositor
                  ------------------------------------------------------------

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2.       The following companies are also wholly-owned subsidiaries of Sentry
         Insurance:

         (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
         (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
         (c)      Sentry Fund, Inc., a Maryland corporation;
         (d)      Parker Stevens Agency, Inc., a Wisconsin corporation;
         (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
         (f)      Sentry Investment Management, Inc., a Delaware corporation;
         (g)      Sentry Equity Services, Inc., a Delaware corporation;
         (h)      Sentry Services, Inc., a Wisconsin corporation;
         (i)      Sentry Aviation Services, Inc., a Wisconsin corporation;
         (j)      WAULECO, Inc., a Wisconsin corporation; and
         (k)      Sentry Holding Company, Inc., a Delaware corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Select Insurance Company, Sentry Casualty Company, Rock River Insurance Company, all Illinois corporations; Sentry Insurance Agency, Inc., a Delaware corporation; and John Deere General Agency, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27           Number of Contract Owners
                  -------------------------

As of December 1, 1999, there were 1,941 qualified contract owners and 558 non-qualified contract owners.


ITEM 28           Indemnification
                  ---------------

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29           Principal Underwriter
                  ---------------------

                  (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

                           Sentry Variable Account I
                           Sentry Variable Life Account I
                           Sentry Fund, Inc.

                  (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:

                                                      Positions and Offices
                                 Name                    With Underwriter
                                 ----                 ---------------------

                           Dale R. Schuh              Director and Chairman of
                                                      the Board

                           Susan M. DeBruin           President

                           Glen E. Scott Jr.          Vice President

                           William M. O'Reilly        Director and Secretary

                           William J. Lohr            Director and Treasurer


                  (c)

  Name of                  Net Underwriting
 Principal                    Discounts &     Compensation On      Brokerage
Underwriter                   Commissions       Redemption         Commissions    Compensation
-----------                ----------------   ---------------      -----------    ------------

Sentry Equity
Services, Inc.                $ 155,799           $ 0.00             $ 0.00        $ 392,706

ITEM 30           Location of Accounts and Records
                  --------------------------------

                  As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31           Management Services
                  -------------------

                  Not Applicable.


ITEM 32           Undertakings
                  ------------

                  (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                  (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS
                                 ---------------

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 27th day of December, 1999.


                              Sentry Variable Account II
                              Registrant


                              By: Sentry Life Insurance Company



                              By: s/Dale R. Schuh
                                  -----------------------------------------
                                    Dale R. Schuh, Chairman of the Board,
                                         President and Director




                              Sentry Life Insurance Company
                              Depositor



                              By:  s/Dale R. Schuh
                                  -----------------------------------------
                                     Dale R. Schuh, Chairman of the Board,
                                          President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                      December 27, 1999
----------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/Wallace D. Taylor                                  December 27, 1999
----------------------------------------
Wallace D. Taylor, Vice President



s/William M. O'Reilly                                December 27, 1999
----------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                    December 27, 1999
----------------------------------------
William J. Lohr, Treasurer and
Director



s/Janet L. Fagan                                     December 27, 1999
----------------------------------------
Janet L. Fagan, Director



s/James J. Weishan                                   December 27, 1999
----------------------------------------
James J. Weishan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 21

                                       TO

                                    FORM N-4

                                       FOR

                           SENTRY VARIABLE ACCOUNT II

                                INDEX TO EXHIBITS


Exhibit
-------

99.B  5           Application Form

99.B  8(i)        Fund Participation Agreement with T. Rowe Price Fixed Income
                  Series, Inc. and T. Rowe Price Equity Series, Inc.

99.B  8(ii)       Fund Participation Agreement with Janus Aspen Series

99.B  9           Opinion and Consent of Counsel

99.B  10          Consent of Independent Accountant